Note 2 - Summary of Significant Accounting Policies (Details)																			1 Months Ended																3 Months Ended		4 Months Ended	12 Months Ended
	May. 12, 2015 USD ($) $ / shares shares	Apr. 20, 2015 USD ($)	Apr. 06, 2015 USD ($)	Feb. 27, 2015	Jan. 20, 2015 $ / shares shares	Jan. 16, 2015 $ / shares shares	Dec. 10, 2014 USD ($) shares	Mar. 31, 2014 USD ($)	Mar. 26, 2014 USD ($) shares	Mar. 18, 2014 USD ($) $ / shares shares	Feb. 26, 2014	Feb. 25, 2014 USD ($) $ / shares shares	Jan. 23, 2014 USD ($)	Jan. 22, 2014 USD ($)	Dec. 19, 2013 USD ($) $ / shares shares	Nov. 20, 2013 USD ($)	Oct. 21, 2013 USD ($)	Jan. 15, 2013 USD ($)	Apr. 20, 2015 shares	Apr. 30, 2014 $ / shares shares	Apr. 17, 2014 USD ($) shares	Apr. 16, 2014 USD ($) $ / shares	Apr. 16, 2014 $ / shares shares	Mar. 31, 2014 USD ($) shares	Mar. 18, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($)	Feb. 26, 2014 USD ($)	Feb. 25, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 19, 2013 USD ($) $ / shares shares	Nov. 20, 2013 USD ($)	Oct. 31, 2013 USD ($)	Oct. 21, 2013 USD ($)	Sep. 30, 2013 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Apr. 10, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 19, 2013 USD ($) $ / shares	Dec. 31, 2010 USD ($)	Oct. 25, 2014 USD ($)	Sep. 30, 2014 USD ($)	Aug. 11, 2014 shares	Jul. 08, 2014 USD ($)	Jul. 01, 2014 USD ($)	Jun. 18, 2014 USD ($)	Jun. 04, 2014 USD ($)	Jun. 02, 2014 USD ($)	May. 02, 2014 USD ($)	Apr. 02, 2014 USD ($)	Mar. 21, 2014 shares	Mar. 02, 2014 USD ($)	Feb. 02, 2014 USD ($)	Jan. 27, 2014 USD ($)	Jan. 02, 2014 USD ($)	Dec. 02, 2013 USD ($)	Nov. 25, 2013 USD ($)	Nov. 02, 2013 USD ($)	Aug. 30, 2013 USD ($) shares
Convertible Notes Maturing on August 29, 2015 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																												$ 200,000
Convertible Notes Maturing on November 25, 2013 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																										$ 200,000
Convertible Notes Maturing on December 19, 2013 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount															$ 250,000															$ 250,000										$ 250,000
Convertible Notes Maturing on January 27, 2016 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																							$ 100,000
Convertible Notes Maturing on February 25, 2016 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount												$ 200,000																$ 200,000
Convertible Notes Maturing on March 18, 2016 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount										$ 300,000															$ 300,000
Settled [Member] | ASC Recap LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																				$ 0.031
Stock Issued During Period, Shares, Other (in Shares) | shares																				8,079,800	8,079,800
Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																		$ 200,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																																		80.00%
Raw Materials [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																																		50.00%
Finished Goods [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																																		65.00%
Cash [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																																		95.00%
Aggregate, Cash, Raw Material, and Finished Goods [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																		$ 300,000
Matures October 31, 2014 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																											$ 30,000
Matures November 30, 2014 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																									$ 30,000
Matures December 31, 2014 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																								$ 30,000
Matures January 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																						$ 30,000
Matures February 28, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																					$ 30,000
Matures Between October 31, 2014 And February 28, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																					$ 150,000
Matures March 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																			$ 20,000
Matures April 30, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																		$ 20,000
Matures May 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																	$ 20,000
Matures Between March 31, 2015 and May 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																	$ 60,000
Matures June 30, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																														$ 10,000
Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										8.00%															8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares										$ 0.02															$ 0.02
Debt Conversion, Original Debt, Amount																																						$ 940,000
Interest on Convertible Debt, Accrued and Converted																																						$ 68,319
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																						50,439,751
Advances [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Monthly Interest Expense, Debt																																		$ 500
Advances [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																		12.00%
Monthly Interest Expense, Debt																																		$ 500
Upon Effectiveness of Registration Statement [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares						500,000																																500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares						$ 0.0169
First Draw Down Notice [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares					500,000																																	500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares					$ 0.0161
Series D Preferred Stock [Member] | Securities Pledged as Collateral [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares																																		50
Series D Preferred Stock [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares																																																												930
Minimum [Member] | Solar Panels and Inverters [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																			15 years			15 years
Minimum [Member] | Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																						5 years
Minimum [Member] | Defective Products [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																						5 years
Maximum [Member] | Solar Panels and Inverters [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																			25 years			25 years
Maximum [Member] | Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																						10 years
Maximum [Member] | Defective Products [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																						25 years
Maximum [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Additional Take-Down Request, Amount																																													$ 125,000
Common Stock, Value, Subscriptions							$ 5,000,000
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Administrative Fee, Amount																																		$ 500
Common Stock, Subscription Period							18 months
Patents [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period																																			9 years 9 months			10 years
Finite-Lived Intangible Assets, Net																																						$ 1,100,000
Finite-Lived Intangible Assets, Accumulated Amortization																																						$ 314,000
Finite-Lived Intangible Asset, Useful Life																																						17 years
Amortization of Intangible Assets																																						$ 113,000	$ 113,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months																																						113,000
Other Finite-Lived Intangible Assets, Gross																																						$ 141,000
Warrants in Connection with December 19, 2013 Convertible Note [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares) | shares															6,250,000
Warrants in Connection with Feb. 25, 2014 Convertible Note [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares) | shares												5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 0.02																$ 0.02
Warrants in Connection with March 18, 2014 Convertible Note [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Term of Warrants or Rights										5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares										7,500,000															7,500,000
Warrants in Connection with December 2013 Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																													149.10%										149.10%
Fair Value Assumptions, Risk Free Interest Rate																													0.70%										0.70%
Fair Value Assumptions, Expected Term																													4 years 36 days										4 years 36 days
Debt Instrument, Unamortized Discount																													$ 109,000										$ 109,000
Warrants in Connection with February 2014 Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																										169.10%
Fair Value Assumptions, Risk Free Interest Rate																										0.70%
Fair Value Assumptions, Expected Term																										4 years 36 days
Debt Instrument, Unamortized Discount																										$ 101,000
Warrants in Connection with March 2014 Convertible Debt [Member
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																								168.80%
Fair Value Assumptions, Risk Free Interest Rate																								0.80%
Fair Value Assumptions, Expected Term																								4 years 36 days
Debt Instrument, Unamortized Discount								$ 154,000																$ 154,000												$ 154,000
Convertible Debt [Member] | Subsequent Event [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Term				1 year
Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares) | shares																												5,000,000		6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 0.02		0.02			$ 0.02										$ 0.02			$ 0.02		$ 0.02										$ 0.02
Class of Warrant or Right, Term of Warrants or Rights										5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares										7,500,000															7,500,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%															8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares										$ 0.02		$ 0.02													$ 0.02			$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																									20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share) | $ / shares																									$ 0.04
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent																																				120.00%		120.00%
Derivative Asset, Fair Value, Gross Liability																																						$ 123,000
Embedded Derivative, Fair Value of Embedded Derivative Liability								178,000																$ 178,000												$ 178,000		178,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																																			$ 41,000			$ 51,000
Debt Conversion, Original Debt, Amount																																			520,000
Interest on Convertible Debt, Accrued and Converted																																			$ 47,134
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																			34,565,577
ASC Recap LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Agreement with Party to Sell Prior Debt Owed to Creditors Amount of Prior Debt Owed														$ 3,700,000
Market Value of Outstanding Debt Principal Percent														25.00%
Litigation Settlement, Amount																					$ 250,000						$ 250,000
Extinguishment of Debt, Amount																											1,027,705
Discounted Stock Issuance Price											250.00%
Gains (Losses) on Extinguishment of Debt																											$ 769,148
Subsequent Event [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 929,000	$ 94,000	$ 55,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares	67,813,489																		14,000,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.0137
Subsequent Event [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Issuance of Common Stock																																					$ 780,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares																																					53,781,201
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																																					$ 0.013
Material and Workmanship [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																			5 years			5 years
Product Warranty Accrual, Current																													345,000						$ 366,000			$ 371,000	345,000
Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Standard Product Warranty Accrual, Preexisting, Increase (Decrease)																																						(324,000)
Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value							$ 5,000,000						$ 5,000,000
Common Stock, Subscription Period							18 years
Common Stock, Shares Subscribed but Unissued (in Shares) | shares																																												3,200,000								35,000,000
Initial Take-Down Request, Amount									$ 300,000
Proceeds from Issuance of Common Stock								$ 100,000														$ 200,000
Additional Take-Down Request, Amount																																										$ 52,000			$ 125,000		$ 100,000	$ 100,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares									12,541,806											500,000			44,079,800	500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																						$ 0.02	$ 0.02
Debt Issuance Costs, Commitment Fee, Number of Securities (in Shares) | shares							1,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																			16,500
Cash																																			$ 135,000			62,000
Restructuring and Related Cost, Number of Positions Eliminated																		12
Restructuring Charges																		$ 0																							$ 3,000,000
Debt Instrument, Face Amount																													$ 650,000									$ 520,000	$ 650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																													$ 0.49						$ 0.23			$ 0.23	$ 0.49
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 0.02															$ 0.02										$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																																								20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share) | $ / shares																																								$ 0.04
Derivative Asset, Fair Value, Gross Liability															$ 243,889															$ 243,889										$ 243,889
Embedded Derivative, Fair Value of Embedded Derivative Liability																													$ 177,927									$ 129,598	$ 177,927
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																																						(50,809)	65,962
Line of Credit Facility, Initiation Date																																		Sep. 30, 2013
Line of Credit Facility, Expiration Period																																		1 year
Line of Credit Facility, Maximum Borrowing Capacity																																		$ 500,000
Line of Credit Facility, Collateral Fees, Amount																																		$ 5,000
Line of Credit Facility, Administrative Fee, Percentage																																		0.50%
Line of Credit Facility, Administrative Fee, Amount																																		$ 500
Prepayment Fee, Percent																																		0.50%
Long-term Line of Credit																$ 500,000															$ 500,000			$ 350,000				500,000
Proceeds from Lines of Credit																$ 50,000	$ 100,000														$ 50,000	$ 100,000	$ 100,000
Finite-Lived Intangible Assets, Net																													1,244,712						$ 1,144,342			1,131,327	1,244,712
Amortization of Intangible Assets																																			29,358	28,347		113,385	113,071
Product Warranty Accrual, Current																													1,312,918						$ 934,088			938,466	1,312,918
Standard Product Warranty Accrual, Preexisting, Increase (Decrease)																																						(324,349)
Advertising Expense																																						15,000	16,000
Research and Development Expense																																						$ 178,000	243,000
Number of Operating Segments																																			2			2
Common Stock, Subscription Period							18 months						18 months
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																						$ 36,618	40,602
Debt Settlement Price																											25.00%
Gains (Losses) on Extinguishment of Debt																																				$ 769,148		$ 769,148
Cash Equivalents, at Carrying Value																													$ 0										$ 0				$ 0